Investments - Investments in Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Equity	$ 259,554	$ 344,669
Debt	864,575	908,316
Other	155,802	2,889
Total	1,279,931	1,255,874
Gross Unrealized Gains
Equity	231,815	246,795
Debt	3,209	3,938
Other	224	61
Total	235,248	250,794
Gross Unrealized Losses
Equity	(6,385)	(5,549)
Debt	(17,336)	(25,181)
Other	(96)	(36)
Total	(23,817)	(30,766)
Fair Value
Equity	484,984	585,915
Debt	850,448	887,073
Other	155,930	2,914
Total	$ 1,491,362	$ 1,475,902